Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Aug. 13, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014
C000193014
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Mid Cap Focused Fund Inc.-Institutional Class
Account Value	$ 25,645	$ 25,337	$ 24,675	$ 26,299	$ 25,871	$ 24,555	$ 24,420	$ 22,909	$ 20,719	$ 21,492	$ 22,489	$ 22,504	$ 22,384	$ 21,034	$ 21,259	$ 21,342	$ 20,929	$ 21,229	$ 19,954	$ 20,857	$ 19,367	$ 17,905	$ 19,213	$ 19,829	$ 18,332	$ 19,381	$ 19,486	$ 20,829	$ 20,172	$ 20,319	$ 22,012	$ 20,576	$ 21,021	$ 19,777	$ 20,970	$ 20,447	$ 19,777	$ 19,493	$ 19,603	$ 18,507	$ 17,823	$ 17,365	$ 18,307	$ 17,480	$ 15,802	$ 15,957	$ 16,362	$ 15,808	$ 14,838	$ 14,916	$ 13,500	$ 12,685	$ 14,594	$ 15,772	$ 15,225	$ 15,166	$ 14,639	$ 14,634	$ 14,721	$ 14,499	$ 14,358	$ 13,445	$ 13,703	$ 13,205	$ 12,801	$ 12,081	$ 11,221	$ 12,137	$ 11,697	$ 12,660	$ 12,454	$ 11,875	$ 11,335	$ 11,073	$ 10,851	$ 10,956	$ 10,940	$ 11,274	$ 10,689	$ 10,701	$ 10,488	$ 10,247	$ 10,071	$ 10,000
C000020635
Account Value [Line Items]
Line Graph and Table Measure Name	Value Line Mid Cap Focused Fund Inc.-Investor Class
Account Value	$ 33,473	33,077	32,216	34,344	33,789	32,077	31,909	29,941	27,081	28,100	29,407	29,426	29,278	27,517	27,814	27,932	27,398	27,794	26,131	27,321	25,370	23,464	25,185	25,998	24,038	25,425	25,564	27,330	26,470	26,674	28,893	27,023	27,611	25,984	27,560	26,870	26,001	25,626	25,780	24,348	23,454	22,857	24,101	23,008	20,809	21,014	21,550	20,833	19,556	19,666	17,798	16,726	19,248	20,809	20,092	20,017	19,325	19,318	19,442	19,155	18,968	17,771	18,113	17,461	16,924	15,976	14,850	16,058	15,481	16,760	16,486	15,725	15,008	14,668	14,373	14,520	14,506	14,949	14,181	14,197	13,920	13,593	13,368		$ 13,571	$ 13,266	$ 13,484	$ 13,084	$ 12,626	$ 12,597	$ 12,059	$ 11,833	$ 11,797	$ 11,449	$ 11,676	$ 11,748	$ 11,634	$ 11,470	$ 11,264	$ 10,986	$ 10,979	$ 10,275	$ 10,239	$ 10,666	$ 10,858	$ 10,652	$ 10,132	$ 10,467	$ 10,879	$ 10,659	$ 10,616	$ 10,481	$ 10,723	$ 10,638	$ 10,125	$ 10,360	$ 10,370	$ 10,228	$ 9,794	$ 10,036	$ 9,630	$ 10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 25,207	24,334	23,184	24,172	23,418	22,231	21,864	20,914	19,163	19,575	20,555	20,888	20,238	18,983	18,901	18,611	17,951	18,400	17,313	18,371	17,399	16,096	17,728	18,482	16,922	18,444	18,411	20,169	19,447	20,048	21,142	20,235	20,376	19,042	19,971	19,381	18,932	18,500	18,371	17,441	16,709	16,260	16,426	15,818	14,257	14,647	15,225	14,204	13,446	13,184	12,585	11,155	12,727	13,868	13,874	13,467	12,996	12,720	12,486	12,687	12,508	11,684	12,477	11,991	11,763	11,397	10,551	11,599	11,367	12,201	12,132	11,749	11,328	11,258	10,994	10,951	11,237	11,667	11,035	10,914	10,589	10,348	10,139	10,000
VALUELINE INDEX: S&P 500®
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,521	32,360	30,831	32,144	31,142	29,563	29,075	27,811	25,484	26,031	27,334	27,777	26,912	25,244	25,135	24,749	23,872	24,469	23,023	24,430	23,137	21,404	23,575	24,578	22,503	24,527	24,483	26,821	25,861	26,659	28,114	26,908	27,096	25,322	26,557	25,773	25,175	24,601	24,431	23,193	22,220	21,623	21,844	21,035	18,960	19,478	20,247	18,889	17,881	17,532	16,735	14,834	16,924	18,442	18,449	17,909	17,282	16,915	16,605	16,872	16,633	15,538	16,592	15,946	15,642	15,156	14,031	15,424	15,116	16,225	16,133	15,624	15,064	14,971	14,619	14,563	14,943	15,515	14,675	14,513	14,082	13,760	13,482		13,441	13,170	13,089	12,907	12,776	12,761	12,274	12,045	11,812	11,390	11,602	11,599	11,583	11,171	11,142	10,946	10,903	10,211	10,225	10,758	10,931	10,898	10,051	10,306	10,967	10,742	10,954	10,815	10,712	10,885	10,293	10,612	10,638	10,360	10,113	10,257	9,862	10,000
VALUELINE INDEX: S&P 400 MIDCAP TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 19,120	19,427	18,610	19,802	18,753	17,701	18,010	16,566	15,267	16,128	17,022	17,529	16,835	15,422	15,930	16,056	16,588	16,895	15,467	16,374	15,430	13,962	15,375	15,867	14,314	15,838	15,720	16,923	16,692	16,508	17,791	16,931	17,443	16,474	17,155	16,827	16,769	16,943	16,909	16,181	15,459	14,474	14,260	13,387	11,715	11,465	11,850	11,448	10,943	10,807	10,071	8,820	11,059	12,219	12,546	12,203	11,851	11,718	11,370	11,868	11,729	10,896	11,840	11,382	11,447	10,982	9,942	11,210	10,871	12,018	12,151	11,775	11,571	11,522	11,066	11,094	10,992	11,502	11,181	11,157	10,761	10,523	10,126	$ 10,000
VALUELINE INDEX: S&P 400 MIDCAP TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,975	$ 24,360	$ 23,336	$ 24,830	$ 23,514	$ 22,196	$ 22,583	$ 20,772	$ 19,143	$ 20,223	$ 21,345	$ 21,980	$ 21,110	$ 19,338	$ 19,975	$ 20,133	$ 20,801	$ 21,184	$ 19,395	$ 20,532	$ 19,348	$ 17,507	$ 19,279	$ 19,897	$ 17,949	$ 19,860	$ 19,712	$ 21,220	$ 20,930	$ 20,700	$ 22,308	$ 21,230	$ 21,872	$ 20,657	$ 21,511	$ 21,100	$ 21,027	$ 21,245	$ 21,203	$ 20,290	$ 19,384	$ 18,150	$ 17,881	$ 16,786	$ 14,689	$ 14,377	$ 14,859	$ 14,355	$ 13,722	$ 13,552	$ 12,628	$ 11,060	$ 13,867	$ 15,321	$ 15,732	$ 15,302	$ 14,860	$ 14,694	$ 14,257	$ 14,882	$ 14,707	$ 13,663	$ 14,846	$ 14,272	$ 14,354	$ 13,770	$ 12,466	$ 14,057	$ 13,631	$ 15,070	$ 15,237	$ 14,765	$ 14,509	$ 14,448	$ 13,876	$ 13,912	$ 13,784	$ 14,423	$ 14,020	$ 13,989	$ 13,493	$ 13,195	$ 12,698		$ 12,896	$ 12,783	$ 12,579	$ 12,641	$ 12,536	$ 12,585	$ 12,263	$ 12,061	$ 11,802	$ 10,928	$ 11,228	$ 11,300	$ 11,244	$ 10,781	$ 10,737	$ 10,494	$ 10,367	$ 9,554	$ 9,421	$ 9,989	$ 10,423	$ 10,284	$ 9,736	$ 10,060	$ 10,654	$ 10,640	$ 10,782	$ 10,594	$ 10,754	$ 10,614	$ 10,097	$ 10,211	$ 10,128	$ 9,944	$ 9,602	$ 10,059	$ 9,573	$ 10,000